Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Hoya Capital High Dividend Yield ETF
Shareholder Report [Line Items]
Fund Name	Hoya Capital High Dividend Yield ETF
Class Name	Hoya Capital High Dividend Yield ETF
Trading Symbol	RIET
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hoya Capital High Dividend Yield ETF for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hoyaetfs.com/riet. You can also request this information by contacting us at 1-833-HOYA-CAP.
Additional Information Phone Number	1-833-HOYA-CAP
Additional Information Website	https://www.hoyaetfs.com/riet
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hoya Capital High Dividend Yield ETF	$26	0.50%
[1]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 109,146,287
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 261,935
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$109,146,287
Number of Holdings	99
Net Advisory Fee	$261,935
Portfolio Turnover	16%
30-Day SEC Yield	9.57%
30-Day SEC Yield Unsubsidized	9.57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	9.3%
Rithm Capital Corp.	3.1%
Global Net Lease, Inc.	2.8%
AGNC Investment Corp.	2.7%
Annaly Capital Management, Inc.	2.3%
Chimera Investment Corp.	2.1%
Adamas Trust, Inc.	2.1%
Highwoods Properties, Inc.	1.8%
Apple Hospitality REIT, Inc.	1.7%
Millrose Properties, Inc.	1.7%
Industry Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.hoyaetfs.com/riet
Hoya Capital Housing ETF
Shareholder Report [Line Items]
Fund Name	Hoya Capital Housing ETF
Class Name	Hoya Capital Housing ETF
Trading Symbol	HOMZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hoya Capital Housing ETF for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hoyaetfs.com/homz. You can also request this information by contacting us at 1-833-HOYA-CAP.
Additional Information Phone Number	1-833-HOYA-CAP
Additional Information Website	https://www.hoyaetfs.com/homz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hoya Capital Housing ETF	$15	0.30%
[2]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 34,763,725
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 52,621
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$34,763,725
Number of Holdings	99
Net Advisory Fee	$52,621
Portfolio Turnover	15%
30-Day SEC Yield	2.84%
30-Day SEC Yield Unsubsidized	2.84%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of Net Assets)
Home Depot, Inc.	3.1%
Vivmark Residential	2.9%
Lowe’s Companies, Inc.	2.8%
M/I Homes, Inc.	1.7%
KB Home	1.6%
Welltower, Inc.	1.6%
Green Brick Partners, Inc.	1.6%
PulteGroup, Inc.	1.6%
Meritage Homes Corp.	1.6%
UMH Properties, Inc.	1.6%
Industry Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.hoyaetfs.com/homz

[1]
*	Annualized

[2]
*	Annualized